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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          5/12/2011
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              70
                                        --------------------

Form 13F Information Table Value Total:         $77,465
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                         Form 13-F
                         3/31/2011

        Name of Reporting Manager:  Drexel Morgan & Co.

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
3M CO                     COM           88579Y101          94        1,000  SH         DEFINED                  0        0     1,000
3M CO                     COM           88579Y101         159        1,700  SH            SOLE                  0        0     1,700
ABBOTT LABS               COM           002824100          61        1,250  SH            SOLE                  0        0     1,250
ABBOTT LABS               COM           002824100         216        4,400  SH         DEFINED                  0        0     4,400
AIR PRODUCTS & CHEMICALS  COM           009158106         261        2,890  SH         DEFINED                  0        0     2,890
AMERICAN TOWER CORP       CL A          029912201         206        3,970  SH         DEFINED                  0        0     3,970
APACHE CORP               COM           037411105         225        1,715  SH         DEFINED                  0        0     1,715
APPLE INC                 COM           037833100       1,863        5,346  SH         DEFINED                  0        0     5,346
AT&T INC                  COM           00206R102          84        2,750  SH            SOLE                  0        0     2,750
AT&T INC                  COM           00206R102         460       15,033  SH         DEFINED                  0        0    15,033
BECTON DICKINSON AND CO   COM           075887109         318        4,000  SH         DEFINED                  0        0     4,000
BERKSHIRE HATHAWAY INC
 NEW CL B                 CL B NEW      084670702          42          500  SH            SOLE                  0        0       500
BERKSHIRE HATHAWAY INC
 NEW CL B                 CL B NEW      084670702         845       10,100  SH         DEFINED                  0        0    10,100
BRISTOL MYERS SQUIBB CO   COM           110122108         294       11,124  SH         DEFINED                  0        0    11,124
BUCKEYE PARTNERS LP       UNIT LTD
                           PARTN        118230101         254        4,000  SH         DEFINED                  0        0     4,000
CHEVRON CORP              COM           166764100          93          865  SH         DEFINED                  0        0       865
CHEVRON CORP              COM           166764100         215        2,000  SH            SOLE                  0        0     2,000
CISCO SYSTEMS INC         COM           17275R102          20        1,150  SH            SOLE                  0        0     1,150
CISCO SYSTEMS INC         COM           17275R102         197       15,960  SH         DEFINED                  0        0    15,960
COCA COLA CO              COM           191216100          73        1,100  SH         DEFINED                  0        0     1,100
COCA COLA CO              COM           191216100         385        5,800  SH            SOLE                  0        0     5,800
COLGATE PALMOLIVE CO      COM           194162103         346        4,285  SH         DEFINED                  0        0     4,285
COLGATE PALMOLIVE CO      COM           194162103         184        2,275  SH            SOLE                  0        0     2,275
CONOCOPHILLIPS            COM           20825C104         490        6,136  SH         DEFINED                  0        0     6,136
DU PONT E I DE NEMOURS &
 CO                       COM           263534109          49          900  SH         DEFINED                  0        0       900
DU PONT E I DE NEMOURS &
 CO                       COM           263534109         220        4,000  SH            SOLE                  0        0     4,000
EMC CORP MASS             COM           268648102         237        8,935  SH         DEFINED                  0        0     8,935
EMERSON ELECTRIC CO       COM           291011104         484        8,283  SH         DEFINED                  0        0     8,283
EXXON MOBIL CORP          COM           30231G102         383        4,550  SH            SOLE                  0        0     4,550
EXXON MOBIL CORP          COM           30231G102         865       10,284  SH         DEFINED                  0        0    10,284
GENERAL DYNAMICS CORP     COM           369550108         379        4,950  SH         DEFINED                  0        0     4,950
GENERAL ELECTRIC CO       COM           369604103         225       11,205  SH         DEFINED                  0        0    11,205
GENERAL ELECTRIC CO       COM           369604103          20        1,000  SH            SOLE                  0        0     1,000
GOLDMAN SACHS GROUP INC
 COMMON                   COM           38141G104         479        3,019  SH         DEFINED                  0        0     3,019
INTERNATIONAL BUSINESS
 MACH                     COM           459200101         244        1,495  SH         DEFINED                  0        0     1,495
INTERNATIONAL BUSINESS
 MACH                     COM           459200101         346        2,120  SH            SOLE                  0        0     2,120
ISHARES INC               MSCI CDA
                           INDEX        464286509       1,318       39,213  SH         DEFINED             37,910        0     1,303
ISHARES INC               MSCI GERMAN   464286806         991       38,180  SH         DEFINED             33,420        0     4,760
ISHARES TR                RUSSELL1000GRW464287614       2,966       49,043  SH         DEFINED                  0        0    49,043
ISHARES TR                RUSSELL1000VAL464287598       2,747       40,001  SH         DEFINED                  0        0    40,001
ISHARES TR                RUSL 2000 GRW 464287648         249        2,609  SH         DEFINED                  0        0     2,609
ISHARES TR                RUSSELL 2000  464287655         731        8,683  SH         DEFINED                  0        0     8,683
ISHARES TR                RUSL 2000
                           VALU         464287630         344        4,569  SH         DEFINED                  0        0     4,569
ISHARES TR                RUSSELL MCP
                           GR           464287473         486       10,100  SH         DEFINED                  0        0    10,100
ISHARES TR                S&P 500 VALUE 464287408         208        3,292  SH         DEFINED                  0        0     3,292
JOHNSON & JOHNSON         COM           478160104         290        4,900  SH            SOLE                  0        0     4,900
JOHNSON & JOHNSON         COM           478160104         952       16,060  SH         DEFINED                  0        0    16,060
JPMORGAN CHASE & CO       COM           46625H100          92        2,000  SH            SOLE                  0        0     2,000
JPMORGAN CHASE & CO       COM           46625H100         267        5,800  SH         DEFINED                  0        0     5,800
JPMORGAN CHASE & CO       ALERIAN ML
                           ETN          46625H365         305        8,040  SH         DEFINED                  0        0     8,040
KIMBERLY CLARK CORP       COM           494368103         788       12,076  SH         DEFINED                  0        0    12,076
MCDONALD'S CORP COMMON    COM           580135101         372        4,891  SH         DEFINED                  0        0     4,891
MEDCO HEALTH SOLUTIONS
 INC                      COM           584050102           1            4  SH            SOLE                  0        0         4
MEDCO HEALTH SOLUTIONS
 INC                      COM           58405U102         294        5,227  SH         DEFINED                  0        0     5,227
MEDICIS PHARMACEUTICAL
 CORP                     CL A NEW      584690309         244        7,612  SH         DEFINED                  0        0     7,612
MERCK & CO INC NEW COM    COM           58933Y105          20          596  SH            SOLE                  0        0       596
MERCK & CO INC NEW COM    COM           58933Y105         257        7,774  SH         DEFINED                  0        0     7,774
MICROSOFT CORP            COM           594918104         222        8,740  SH         DEFINED                  0        0     8,740
MICROSOFT CORP            COM           594918104         104        4,100  SH            SOLE                  0        0     4,100
NORTHERN TRUST CORP       COM           665859104         447        8,805  SH         DEFINED                  0        0     8,805
NOVARTIS AG               SPONSORED ADR 66987V109         186        3,420  SH         DEFINED                  0        0     3,420
PEPSICO INC               COM           713448108         545        8,460  SH         DEFINED                  0        0     8,460
PEPSICO INC               COM           713448108         161        2,500  SH            SOLE                  0        0     2,500
PIMCO ETF TR              ENHAN SHRT
                           MAT          72201R833       4,096       40,587  SH         DEFINED                  0        0    40,587
PIMCO INCOME OPPORTUNITY
 FUND                     COM           72202B100          60        2,185  SH         DEFINED                  0        0     2,185
POWERSHARES ETF TRUST     FTSE RAFI
                           1000         73935X583       1,331       22,500  SH         DEFINED                  0        0    22,500
POWERSHARES QQQ TRUST
 SER 1                    UNIT SER 1    73935A104         574       10,000  SH            SOLE                  0        0    10,000
PROCTER & GAMBLE CO       COM           742718109         233        3,787  SH            SOLE                  0        0     3,787
PROCTER & GAMBLE CO       COM           742718109         833       13,515  SH         DEFINED                  0        0    13,515
QUALCOMM INC              COM           747525103         161        2,940  SH         DEFINED                  0        0     2,940
QUALCOMM INC              COM           747525103          55        1,000  SH            SOLE                  0        0     1,000
SCHLUMBERGER LTD          COM           806857108         318        3,410  SH         DEFINED                  0        0     3,410
SCHLUMBERGER LTD          COM           806857108          93        1,000  SH            SOLE                  0        0     1,000
SELECT SECTOR SPDR TR     SBI INT-
                           ENERGY       81369Y506          13          167  SH         DEFINED                  0        0       167
SELECT SECTOR SPDR TR     SBI-INT-INDS  81369Y605         164       10,000  SH            SOLE                  0        0    10,000
SPDR S&P 500 ETF TRUST    TR UNIT       78462F103          43       88,950  SH         DEFINED                  0        0    88,950
SPDR S&P 500 ETF TRUST    TR UNIT       78462F103       1,336       10,077  SH            SOLE                  0        0    10,077
SPDR SERIES TRUST         S&P DIVID
                           ETF          78464A763         709       13,088  SH         DEFINED                  0        0    13,088
SYSCO CORP                COM           871829107         438       15,822  SH         DEFINED                  0        0    15,822
TELEFONICA SA             SPONSORED
                           ADR          879382208         213        8,463  SH         DEFINED                  0        0     8,463
TEXAS INSTRUMENTS INC     COM           882508104         304        8,800  SH         DEFINED                  0        0     8,800
TRAVELERS COS INC         COM           89417E109         387        6,508  SH         DEFINED                  0        0     6,508
VANGUARD INDEX FDS        STK MRK ETF   922908769      24,935      362,798  SH         DEFINED                  0        0   362,798
VANGUARD INTL EQUITY
 INDEX F                  MSCI EMR MKT  922042858       2,591       52,938  SH         DEFINED             37,220        0    15,718
VANGUARD INTL EQUITY
 INDEX F                  ALLWRLD EX
                           US           922042775       2,648       53,685  SH         DEFINED                  0        0    53,685
VANGUARD INTL EQUITY
 INDEX F                  FTSE SMCAP
                           ETF          922042718         642        6,300  SH         DEFINED                  0        0     6,300
VANGUARD SPECIALIZED
 PORTFOLIO                DIV APP ETF   921908844       6,822      122,905  SH         DEFINED                  0        0   122,905
VERIZON COMMUNICATIONS
 INC                      COM           92343V104         116        3,000  SH            SOLE                  0        0     3,000
VERIZON COMMUNICATIONS
 INC                      COM           92343V104         163        4,240  SH         DEFINED                  0        0     4,240
WALT DISNEY CO            COM DISNEY    254687106         266        6,176  SH         DEFINED                  0        0     6,176
WALT DISNEY CO            COM DISNEY    254687106           9          200  SH            SOLE                  0        0       200
WELLS FARGO & CO NEW      COM           949746101         174        5,475  SH         DEFINED                  0        0     5,475
WELLS FARGO & CO NEW      COM           949746101          95        3,000  SH            SOLE                  0        0     3,000
WISDOMTREE TRUST          DEFA FD       97717W703         422        8,483  SH         DEFINED                  0        0     8,483
WISDOMTREE TRUST          INTL SMCAP
                           DIV          97717W760         319        6,011  SH         DEFINED                  0        0     6,011
**70 Companies Reported                                77,466    1,374,794                                108,550        0 1,266,244
